PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Sensitivity Analysis (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023
Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumptions	1.00%	1.00%
Percentage of decrease in actuarial assumptions	1.00%
Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumptions	1.00%
Percentage of decrease in actuarial assumptions	1.00%
Post-employment health care benefit cost | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	Rp (1,663)	Rp (1,609)
Amount of decrease in actuarial assumptions	2,031	1,939
Post-employment health care benefit cost | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	1,943	1,845
Amount of decrease in actuarial assumptions	(1,624)	(1,565)
Other post-employment benefit cost | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(9)	(11)
Amount of decrease in actuarial assumptions	10	12
Other post-employment benefit cost | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	3	3
Amount of decrease in actuarial assumptions	(3)	(3)
Post-employment benefits UUCK (Telkom) | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(12)	(10)
Amount of decrease in actuarial assumptions	14	12
Post-employment benefits UUCK (Telkom) | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	37	33
Amount of decrease in actuarial assumptions	(32)	(28)
Periodic pension benefit cost | Telkomsel | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(502)	(529)
Amount of decrease in actuarial assumptions	568	602
Periodic pension benefit cost | Telkomsel | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	623	651
Amount of decrease in actuarial assumptions	(559)	(582)
Defined pension benefit obligation | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(1,809)	(2,030)
Amount of decrease in actuarial assumptions	2,113	2,387
Defined pension benefit obligation | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	153	235
Amount of decrease in actuarial assumptions	(146)	(224)
Unfunded Pension | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(11)	(10)
Amount of decrease in actuarial assumptions	12	12
Unfunded Pension | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	13	13
Amount of decrease in actuarial assumptions	Rp (12)	Rp (12)